Financial Risk Management - Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures		$ 19,942	$ 18,663
De-designated hedges	[1]	152	186
Recognised in cash flow hedging reserve		76	16	$ (27)
Recognised in cost of hedging reserve		11	(4)	7
Recognised in the income statement	[2]	(229)	(134)
Accrued and other cash flows		(314)	(217)
Total derivatives fair value		1,067	595
Hedged value of loans, notes and debentures	[3]	21,580	19,779
Reserve of cash flow hedges gross [member]
Disclosure of detailed information about hedged items [line items]
Recognised in cash flow hedging reserve		108	22	(40)
Cost of hedging reserve gross [member]
Disclosure of detailed information about hedged items [line items]
Recognised in cost of hedging reserve		16	(6)	$ 10
Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk		527	373
Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk		959	557
USD [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures		14,945	15,120
De-designated hedges	[1]	47	49
Recognised in the income statement	[2]	(56)	(19)
Accrued and other cash flows		(73)	(51)
Total derivatives fair value		468	179
Hedged value of loans, notes and debentures	[3]	15,589	15,418
USD [member] | Reserve of cash flow hedges gross [member]
Disclosure of detailed information about hedged items [line items]
Recognised in cash flow hedging reserve		0	0
USD [member] | Cost of hedging reserve gross [member]
Disclosure of detailed information about hedged items [line items]
Recognised in cost of hedging reserve		0	0
USD [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk		0	0
USD [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk		597	249
GBP [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures		1,000	1,062
De-designated hedges	[1]	37	40
Recognised in the income statement	[2]	(78)	(64)
Accrued and other cash flows		35	37
Total derivatives fair value		556	468
Hedged value of loans, notes and debentures	[3]	1,612	1,611
GBP [member] | Reserve of cash flow hedges gross [member]
Disclosure of detailed information about hedged items [line items]
Recognised in cash flow hedging reserve		20	(19)
GBP [member] | Cost of hedging reserve gross [member]
Disclosure of detailed information about hedged items [line items]
Recognised in cost of hedging reserve		4	5
GBP [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk		298	251
GBP [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk		277	258
EUR [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures		3,997	2,481
De-designated hedges	[1]	68	97
Recognised in the income statement	[2]	(95)	(51)
Accrued and other cash flows		(276)	(203)
Total derivatives fair value		43	(52)
Hedged value of loans, notes and debentures	[3]	4,379	2,750
EUR [member] | Reserve of cash flow hedges gross [member]
Disclosure of detailed information about hedged items [line items]
Recognised in cash flow hedging reserve		88	41
EUR [member] | Cost of hedging reserve gross [member]
Disclosure of detailed information about hedged items [line items]
Recognised in cost of hedging reserve		(12)	(11)
EUR [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk		229	122
EUR [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk		$ 85	$ 50

[1]	Includes accumulated fair value adjustments on de-designated hedges which are amortised to the income statement over the period to the hedged item’s maturity.
[2]	Predominantly related to ineffectiveness.
[3]	Includes US$200 million (2025: US$525 million) of fixed rate debt not swapped to floating rate that is not in a hedging relationship.